Business Segment Information	6 Months Ended
Feb. 28, 2019
Business Segment Information [Abstract]
Business Segment Information

3. BUSINESS SEGMENT INFORMATION

The Company’s chief operating decision makers are the Chief Executive Officer, the President and the Executive Vice President, Chief Financial & Corporate Development Officer and they review the operating performance of the Company by segments which are comprised of Wireline and Wireless. The chief operating decision makers utilize operating income before restructuring costs and amortization for each segment as a key measure in making operating decisions and assessing performance.

The Wireline segment provides Cable telecommunications services including Video, Internet, Wi-Fi, Phone, Satellite Video and data networking through a national fibre-optic backbone network to Canadian consumers, North American businesses and public-sector entities. The Wireless segment provides wireless services for voice and data communications serving customers in Ontario, British Columbia and Alberta.

Both of the Company’s reportable segments are substantially located in Canada. Information on operations by segment is as follows:

Operating information

	Three months ended February 28,		Six months ended February 28,
		2018		2018
	2019	(restated, note 2)	2019	(restated, note 2)
Revenue
Wireline	1,071	1,066	2,154	2,141
Wireless	247	264	520	435
	1,318	1,330	2,674	2,576
Intersegment eliminations	(2)	(1)	(3)	(2)
	1,316	1,329	2,671	2,574
Operating income before restructuring costs and amortization
Wireline	497	465	997	912
Wireless	52	18	97	51
	549	483	1,094	963
Restructuring costs	-	(417)	(1)	(417)
Amortization	(264)	(254)	(526)	(514)
Operating income	285	(188)	567	32
Current taxes
Operating	35	43	70	87
Other/non-operating	7	(1)	7	(9)
	42	42	77	78

Capital expenditures
	Three months ended February 28,		Six months ended February 28,
		2018		2018
	2019	(restated, note 2)	2019	(restated, note 2)
Capital expenditures accrual basis
Wireline	185	213	380	418
Wireless	84	56	150	173
	269	269	530	591
Equipment costs (net of revenue)
Wireline	10	12	20	30
Capital expenditures and equipment costs (net)
Wireline	195	225	400	448
Wireless	84	56	150	173
	279	281	550	621
Reconciliation to Consolidated Statements of Cash Flows
Additions to property, plant and equipment	220	263	556	582
Additions to equipment costs (net)	10	10	19	26
Additions to other intangibles	19	21	53	56
Total of capital expenditures and equipment costs (net) per Consolidated Statements of Cash Flows	249	294	628	664
Increase/decrease in working capital and other
liabilities related to capital expenditures	43	(12)	(66)	(37)
Decrease in customer equipment financing receivables	-	1	1	2
Less: Proceeds on disposal of property, plant and equipment	(13)	(2)	(13)	(8)
Total capital expenditures and equipment costs (net) reported by segments	279	281	550	621